Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Provisions
Schedule of components of the company's provisions and their changes during the period

	Asset	Revenue
	retirement	share	Warranty
	obligation	obligation	provision	Total
	$	$	$	$

As at January 1, 2018	44,204	921,906	115,351	1,081,461
Additions	—	208,242	65,079	273,321
Expiry	—	—	(74,582)	(74,582)
Foreign exchange	—	111,509	4,512	116,021
Accretion expense	5,115	—	—	5,115
As at December 31, 2018	49,319	1,241,657	110,360	1,401,336
Change in accounting policy for IFRS 16 (note 2)	(49,319)	—	—	(49,319)
Restated balance as at January 1, 2019	—	1,241,657	110,360	1,352,017
Additions	—	—	144,754	144,754
Expiry	—	(1,241,657)	(93,835)	(1,335,492)
Foreign exchange	—	—	(7,318)	(7,318)
As at December 31, 2019	—	—	153,961	153,961
Less: Current portion	—	—	134,956	134,956
Long-term portion	—	—	19,005	19,005